Changes in liabilities from financing activities (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of changes in liabilities from financing activities

	Year ended December 31, 2025
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$8,999,751	$1,037,768	$163,775	$10,201,294
Net cash flow from financing activities	-	-	(180,327)	(180,327)
Proceeds from short-term loans from a related party	8,249,052	-	-	8,249,052
Payments on short-term loans	(5,868,457)	-	-	(5,868,457)
Proceeds from long-term loans	-	1,070,449	-	1,070,449
Repayments for long-term loans	-	(411,018)	-	(411,018)
Effect of foreign exchange rate changes	(389,742)	(44,941)	(7,092)	(441,775)
Interest expense	-	-	105,722	105,722
December 31	$10,990,604	$1,652,258	$82,078	$12,724,940

	Year ended December 31, 2024
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,964,927	$980,200	$105,745	$8,050,872
Net cash flow from financing activities	2,034,824	-	(205,321)	1,829,503
Proceeds from long-term loans	-	482,284	-	482,284
Payments on long-term loans	-	(421,063)	-	(421,063)
Effect of foreign exchange rate changes	-	(3,653)	(26,426)	(30,079)
Interest expense	-	-	289,777	289,777
December 31	$8,999,751	$1,037,768	$163,775	$10,201,294

	Year ended December 31, 2023
	Short-term loans	Long-term loans (including current portion)	Lease liabilities	Total liabilities from financing activities
January 1	$6,328,892	$1,223,636	$4,491,496	$12,044,024
Net cash flow from financing activities	-	(176,487)	(4,261,578)	(4,438,065)
Proceeds from long-term loans	636,035	-	(206,147)	429,888
Payments on long-term loans	-	642,467	-	642,467
Exchange adjustment	-	-	81,974	81,974
Changes from other activities	-	(709,416)	-	(709,416)
December 31	$6,964,927	$980,200	$105,745	$8,050,872